Condensed Consolidated Cash Flow Statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Profit after tax		£ 571	£ 112	[1]
Adjustments for:
Non-cash items included in profit		560	793
Change in operating assets		461	(4,032)
Change in operating liabiities	[2]	1,059	9,728
Corporation taxes paid		(153)	(110)
Effects of exchange rate differences		(692)	1,555
Net cash flows from operating activities		1,806	8,046
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets		(352)	(152)
Proceeds from sale of property, plant and equipment and intangible assets		272	92
Purchase of financial assets at amortised cost and financial assets at fair value through other comprehensive income		(1,016)	(2,626)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at fair value through other comprehensive income		3,790	2,581
Net cash flows from investing activities		2,694	(105)
Cash flows from financing activities
Issue of other equity instruments		450	0
Issue of debt securities and subordinated notes		2,186	4,742
Issuance costs of debt securities and subordinated notes		(3)	(10)
Repayment of debt securities and subordinated notes		(8,768)	(6,133)
Repurchase of other equity instruments		(500)	0
Dividends paid on other equity instruments		(73)	(74)
Dividends paid on non-controlling interests		(17)	(17)
Principal elements of lease payments	[2]	(13)	(28)
Net cash flows from financing activities		(6,738)	(1,520)
Change in cash and cash equivalents		(2,238)	6,421
Cash and cash equivalents at beginning of the period		48,107	33,234
Effects of exchange rate changes on cash and cash equivalents		(11)	94
Cash and cash equivalents at the end of the period		45,858	39,749
Cash and cash equivalents consist of:
Cash and balances at central banks		41,022	35,887
Less: regulatory minimum cash balances		(914)	(788)
Cash and bank balances at central banks less regulatory minimum cash balances		40,108	35,099
Other cash equivalents		5,750	4,650
Cash and cash equivalents at the end of the period		£ 45,858	£ 39,749

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 33.
[2]	For H121, Principal elements of lease payments are included as a separate line item in the Condensed Consolidated Cash Flow Statement. As a result, cash flows of £28m for H120 have been reclassified from 'Change in operating liabilities' within operating activities to 'Principal elements of lease payments' within financing activities.